FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Summary of company's assets and liabilities that were measured at fair value on a recurring basis

		Quoted Prices In	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	June 30, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$48,885,820	$48,885,820	$—	$—
Liabilities:
Derivative Liability - Backstop Subscription Agreement	$356,847	$—	$—	$356,847

		Quoted Prices In	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—
	$71,432,177	$71,432,177	$—	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
		Markets	Inputs	Inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—
	$71,432,177	$71,432,177	$—	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
		Markets	Inputs	Inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$295,802,694	$295,802,694	$—	$—
	$295,802,694	$295,802,694	$—	$—

Summary of key inputs used to value the company's Backstop subscription agreement

	Initial Measurement date of
Inputs	April 22, 2024	June 30, 2024
Stock Price	$11.05	$11.12
Risk-Free Rate	5.39%	5.42%
Weighted Terms	0.48	0.36
Market Implied Likelihood of Initial Business Combination	10.35%	10.18%

Schedule of summary of changes in the fair value of financial instruments that are measured at fair value on a recurring basis

Subscription Purchase
Agreement
Fair Value as of January 1, 2024	$—
Initial Measurement on April 22, 2024	361,124
Change in Fair Value	(4,277)
Fair Value as of June 30, 2024	$356,847